Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Accrued Expenses and Other Payables
Accrued compensation and benefits	$ 49,146	$ 45,006	$ 27,252
Derivative liabilities	39,023	42,214	12,701
Product exchange liabilities	43,185	3,719	6,741
Accrued interest	23,945	18,668
Income and other tax liabilities	38,255	13,421	22,659
Other	24,928	18,662
Total accrued expenses and other payables	$ 218,482	$ 141,690	$ 85,606